UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA         November 11, 2010
------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                    78
                                                    ------------------

Form 13F Information Table Value Total:              $ 357,024
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    16471   189955 SH       Sole                   189955
ALCOA, INC.                    COM              013817101      124    10220 SH       Sole                    10220
ALLSTATE CORP.                 COM              020021010      221     7000 SH       Sole                     7000
ALTRIA GROUP INC.              COM              02209S103     3742   155773 SH       Sole                   155773
APPLE INC                      COM              037833100     1991     7016 SH       Sole                     7016
ASCENT MEDIA CORP              COM              043632108     2671   100000 SH       Sole                   100000
AT&T CORP.                     COM              001957109      320    11187 SH       Sole                    11187
BANK OF AMERICA                COM              060505104      189    14429 SH       Sole                    14429
BERKSHIRE HATHAWAY CL A        COM              084670108      747        6 SH       Sole                        6
BERKSHIRE HATHAWAY CL B        COM              084670702     7193    87000 SH       Sole                    87000
BP PLC - SPONS ADR             COM              056622104      279     6766 SH       Sole                     6766
BRISTOL-MYERS                  COM              110122108      576    21250 SH       Sole                    21250
BROCADE COMM.                  COM              111621306     6399  1092000 SH       Sole                  1092000
CHEVRON CORP                   COM              166764100     5646    69657 SH       Sole                    69657
CNO FINL.GROUP                 COM              12621e103    20688  3734350 SH       Sole                  3734350
COCA COLA CO                   COM              191216100     4617    78892 SH       Sole                    78892
CONOCOPHILLIPS                 COM              20825C104     1168    20330 SH       Sole                    20330
CVS CORP.                      COM              126650100     9129   290100 SH       Sole                   290100
DISCOVER COMM  C               COM              25470F302    17185   450000 SH       Sole                   450000
DU PONT                        COM              163534109      518    11600 SH       Sole                    11600
EMC CORP./MASS                 COM              268648102      406    20000 SH       Sole                    20000
EXXON MOBIL                    COM              30231G102      861    13927 SH       Sole                    13927
FEDERATED INVESTORS            COM              314211103      693    30447 SH       Sole                    30447
FORTUNE BRANDS                 COM              349631101    28061   570000 SH       Sole                   570000
GOOGLE INC                     COM              38259P508     1139     2167 SH       Sole                     2167
GREAT LAKES DREDGE & DOCK      COM              390607109     4959   853600 SH       Sole                   853600
GRUBB & ELLIS                  COM              400095204       24    20000 SH       Sole                    20000
HARMAN INTL.                   COM              413086109    12659   378902 SH       Sole                   378902
HOME DEPOT INC.                COM              437076102      208     6575 SH       Sole                     6575
INTEL CORP                     COM              458140100     2364   123135 SH       Sole                   123135
J.P. MORGAN CHASE              COM              46625H100     5979   157086 SH       Sole                   157086
JOHNSON & JOHNSON              COM              478160104     2503    40392 SH       Sole                    40392
LIBERTY MEDIA-INTERACTIVE      COM              53071M104     5827   425000 SH       Sole                   425000
MCDONALD'S CORP.               COM              580135101      345     4624 SH       Sole                     4624
MERITOR SAVINGS BANK           COM              590007100     2542  1059001 SH       Sole                  1059001
MICROSOFT CORP                 COM              594918104     9501   387970 SH       Sole                   387970
NETFLIX INC.                   COM              64110L106      276     1700 SH       Sole                     1700
NORWOOD RES.                   COM              669958100        0    10000 SH       Sole                    10000
NOVELL INC.                    COM              670006105     3582   600000 SH       Sole                   600000
OMNICARE INC                   COM              681904108     6567   275000 SH       Sole                   275000
PACIFIC RIM MINING             COM              694915208       16    83000 SH       Sole                    83000
PAR PHARM.                     COM              69888P106     1018    35000 SH       Sole                    35000
PAYCHEX INC.                   COM              704326107     1172    42650 SH       Sole                    42650
PFIZER INC                     COM              717081103     9469   551478 SH       Sole                   551478
PHILIP MORRIS INTl.            COM              718172109    10418   185961 SH       Sole                   185961
PINNACLE WEST                  COM              723484101      557    13500 SH       Sole                    13500
PNC BANK CORP.                 COM              693475105      305     5868 SH       Sole                     5868
POLYMER GROUP INC              COM              731745204     2091    92916 SH       Sole                    92916
PRIMEDIA INC                   COM              74157K846     4230  1113029 SH       Sole                  1113029
PROCTER & GAMBLE               COM              742718109      212     3538 SH       Sole                     3538
QUALCOMM INC.                  COM              747525103    14161   313770 SH       Sole                   313770
ROYAL DUTCH SHELL              COM              780259206     1067    17700 SH       Sole                    17700
TRANS ENERGY INC               COM              89323B306       64    21450 SH       Sole                    21450
TYCO INTL.                     COM              G9143X208    18771   511064 SH       Sole                   511064
UNITED BANKSHARES              COM              909907107      274    11000 SH       Sole                    11000
USG Corp                       COM              903293405     2430   184245 SH       Sole                   184245
VERIZON COMM.                  COM              92343V104     7135   218925 SH       Sole                   218925
ZIMMER HOLDINGS                COM              98956P102    10936   208985 SH       Sole                   208985
ISHARES OIL EQUIP. AND SERVICE MUTUAL           464288844     8949   202685 SH       Sole                   202685
MARKET VECTORS GOLD MINERS     MUTUAL           57060U100     1840    32900 SH       Sole                    32900
SPDR-HEALTHCARE                MUTUAL           81369Y209     2323    76200 SH       Sole                    76200
SPDR-UTILITIES                 MUTUAL           81369Y886      377    12000 SH       Sole                    12000
WISDOMTREE LARGECAP DIVIDEND   MUTUAL           97717W307      346     8105 SH       Sole                     8105
iSHARES DIVIDEND               MUTUAL           464287168      340     7250 SH       Sole                     7250
iSHARES PREFERRED STOCK INDEX  MUTUAL           464288687      326     8200 SH       Sole                     8200
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    37001   720290 SH       Sole                   720290
ISHARES EAFE GROWTH INDEX      COM              464288885     1180    20816 SH       Sole                    20816
MARKET VECTORS VIETNAM ETF     COM              57060U761      269    11000 SH       Sole                    11000
SPDR S&P INTL. DIVIDEND        COM              78463X772      463     8600 SH       Sole                     8600
ISHARES COMEX GOLD TRUST       COM              464285105      690    53880 SH       Sole                    53880
SPDR GOLD TRUST                COM              78463v107     8542    66780 SH       Sole                    66780
SPDR SHORT-TERM CORPORATE BOND BOND             78464A474     2523    82893 SH       Sole                    82893
iSHARES AGGREG. INDEX          BOND             464287226     7445    68520 SH       Sole                    68520
iSHARES BARCLAYS 1-3 YR CREDIT BOND             464288646     2224    21175 SH       Sole                    21175
iSHARES INVEST. GRADE CORP.    BOND             464287242     1929    17055 SH       Sole                    17055
BLACKROCK MUNIYIELD INV FUND   TAX-FREE         09254R104      509    34000 SH       Sole                    34000
NUVEEN PA.PREM. INCOME         TAX-FREE         67061F101      973    68527 SH       Sole                    68527
SPDR SHORT TERM MUNI           TAX-FREE         78464A425     6082   250100 SH       Sole                   250100